Biological Assets	12 Months Ended
Mar. 31, 2025
Biological Assets [Abstract]
Biological Assets	Biological Assets

Accounting Policy

The Company defines biological assets as living plants up to the point of harvest. Biological assets are measured at fair value less costs to sell at the end of each reporting period in accordance with IAS 41 - Agriculture using the income approach. The Company utilizes an income approach to determine the fair value less cost to sell at a specific measurement date, based on the existing plants’ stage of completion up to the point of harvest. The Company cultivates cannabis and propagation plants biological assets. For cannabis plants, the stage of completion is determined based on the specific date of clipping the mother plant, the period-end reporting date, the average growth rate for the strain and facility environment and is calculated on a weighted average basis for the number of plants in the specific lot. Propagation plants are comprised solely of plants from the Bevo business, and are sold as living plants to customers and therefore not harvested into inventory. For propagation plants, the stage of completion is determined based on the propagation date, the promised date, and the period-end reporting date.

The following inputs and assumptions are all categorized within Level 3 on the fair value hierarchy and were used in determining the fair value of cannabis biological assets:
Inputs and assumptions	Description	Correlation between inputs and fair value
Average selling price per gram	Represents the average selling price per gram of dried cannabis net of excise taxes, where applicable, for the period for all strains of cannabis sold, which is expected to approximate future selling prices.	If the average selling price per gram were higher (lower), estimated fair value would increase (decrease).
Weighted average yield per plant	Represents the weighted average number of grams of dried cannabis inventory expected to be harvested from each cannabis plant.	If the weighted average yield per plant was higher (lower), estimated fair value would increase (decrease).
Cost per gram to complete production	Based on actual production costs incurred divided by the grams produced in the period.	If the cost per gram to complete production was lower (higher), estimated fair value would increase (decrease).
Stage of completion in the production process	Calculated by taking the weighted average number of days in production over a total average grow cycle of approximately twelve weeks.	If the number of days in production was higher (lower), estimated fair value would increase (decrease).
Production costs are capitalized to cannabis biological assets and include all direct and indirect costs relating to biological transformation. Costs include direct costs of production, such as labor, growing materials, as well as indirect costs such as indirect labor and benefits, quality control costs, depreciation on production equipment, and overhead expenses including rent and utilities.
The following inputs and assumptions are all categorized within Level 3 on the fair value hierarchy and were used in determining the fair value of propagation plants biological assets:
Inputs and assumptions	Description	Correlation between inputs and fair value
Selling price per plant	Represents selling price per plant, which is based on committed purchase plans or approximate future selling price.	If selling price per plant were higher (lower), estimated fair value would increase (decrease).
Stage of completion in the production process	Calculated by taking the number of days in production over the promised date less the propagation date.	If the number of days in production was higher (lower), estimated fair value would increase (decrease).
Production costs are capitalized to propagation plants biological assets based on a rolling gross margin rate and includes all direct and indirect costs relating to biological transformation. Costs include direct costs of production, such as labor, growing materials, as well as indirect costs such as indirect labor and benefits, quality control costs, depreciation on production equipment, and overhead expenses including rent and utilities.
The following is a breakdown of biological assets:

	March 31, 2025	March 31, 2024
	$	$
Indoor cannabis production facilities	18,368	21,522
Plant propagation production facilities	32,800	21,252
	51,168	42,774

The changes in the carrying value of biological assets during the period are as follows:

	March 31, 2025	March 31, 2024
	$	$
Balance, beginning of period	42,774	22,690
Production costs capitalized	116,915	85,766
Sale of biological assets	(58,038)	(39,218)
Change in inventory provision	(246)	(1,126)
Foreign currency translation	29	(3)
Changes in fair value less cost to sell due to biological transformation	175,361	134,588
Transferred to inventory upon harvest	(225,627)	(159,923)
Balance, end of period	51,168	42,774
During the year ended March 31, 2025, biological assets expensed to cost of sales of $58.0 million (year ended March 31, 2024 – $39.2 million) including $9.8 million (year ended March 31, 2024 – $8.1 million) related to the changes in fair value of biological assets sold.
a) Indoor cannabis production facilities

The following table highlights the sensitivities and impact of changes in significant assumptions on the fair value of biological assets grown at indoor cannabis production facilities:

Significant inputs & assumptions(1)	Range of inputs		Sensitivity	Impact on fair value
	March 31, 2025	March 31, 2024		March 31, 2025	March 31, 2024
Average selling price per gram	$6.61	$4.88	Increase or decrease of $1.00 per gram	$3,401	$5,490
Weighted average yield (grams per plant)	73.46	68.61	Increase or decrease by 5 grams per plant	$1,823	$1,538
Cost per gram to complete production	$1.40	$0.99	Increase or decrease of $1.00 per gram	$3,466	$5,619
(1)Significant inputs and assumptions are in whole numbers as indicated.

As of March 31, 2025, the weighted average fair value less cost to complete and cost to sell a gram of dried cannabis produced at the Company’s indoor cannabis cultivation facilities was $3.62 per gram (March 31, 2024 – $3.76 per gram) and the stage of completion of indoor cannabis was 44% (March 31, 2024 - 49%). There is no outdoor propagation at March 31, 2025 and March 31, 2024, the outdoor propagation season commences in May.
During the year ended March 31, 2025, the Company’s indoor cannabis biological assets produced 48,112 kilograms of dried cannabis (March 31, 2024 – 44,096 kilograms).
b) Plant propagation production facilities

The following table highlights the sensitivities and impact of changes in significant assumptions on the fair value of biological assets grown at plant propagation production facilities:

Significant inputs & assumptions(1)	Range of inputs		Sensitivity	Impact on fair value
	March 31, 2025	March 31, 2024		March 31, 2025	March 31, 2024
Average selling price per floral/bedding plant	$7.38	$7.77	Increase or decrease by 10%	$2,963	$2,360
Average stage of completion in the production process	69%	59%	Increase or decrease by 10%	$1,894	$3,464
(1)Significant inputs and assumptions are in whole numbers as indicated.

As of March 31, 2025, the weighted average fair value less cost to complete and cost to sell per propagation plant was $3.77 per plant (March 31, 2024 – $2.87).
c) Outdoor cannabis production facilities

As at March 31, 2025, the Company did not have any outdoor cannabis plants included in biological assets.
During the year ended March 31, 2025, the Company’s outdoor cannabis biological assets produced 7,681 kilograms (March 31, 2024 – 14,683) of fresh frozen weight of cannabis.